Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Real Estate Investments, Net [Abstract]
October 1, 2012 - December 31, 2012	$ 22
2013	86
2014	86
2015	86
2016	86
Thereafter	938
Total	$ 1,304